Consolidated Statements of Changes in Shareholders' Equity - CAD ($) $ in Millions	Share capital	Contributed surplus	Deficit	Total	Cash flow hedges, net of tax	Currency translation	Non-controlling interests	Total
Equity at beginning of period (in shares) at Dec. 31, 2020	354,934,813
Equity at beginning of period at Dec. 31, 2020	$ 7,644.8	$ 54.3	$ (1,885.8)	$ 5,571.8	$ 16.3	$ (257.9)		$ 5,571.8
Changes in equity
Net loss and comprehensive income (loss)			(606.8)	(619.0)	(3.1)	(9.1)		(619.0)
Dividends issued and paid			(17.9)	(17.9)				(17.9)
Share capital issued upon acquisition of subsidiary	$ 36.3			36.3				36.3
Share capital issued upon acquisition of subsidiary (in shares)	876,419
Share capital issued, net of cancelled shares	$ 379.9			379.9				379.9
Share capital issued, net of cancelled shares (in shares)	8,170,680
Share issuance costs	$ (5.9)			(5.9)				(5.9)
Shares capital issued on exercise of options	$ 11.5	(11.5)
Shares capital issued on exercise of options (in shares)	2,300,000
Share capital issued on exercise and settlement of RSUs	$ 11.1	(11.1)
Share capital issued on exercise and settlement of RSUs (in shares)	442,150
Shares capital issued on TEU conversion	$ 385.2			385.2				385.2
Shares capital issued on TEU conversion (in shares)	8,337,004
Share-based payments		45.7		45.7				45.7
Equity at end of period (in shares) at Dec. 31, 2021	375,061,066
Equity at end of period at Dec. 31, 2021	$ 8,462.9	77.4	(2,510.5)	5,776.1	13.2	(266.9)		5,776.1
Changes in equity
Net loss and comprehensive income (loss)			(311.8)	72.2	(65.3)	449.3	$ 0.9	73.1
Dividends issued and paid			(20.7)	(20.7)				(20.7)
Share capital issued upon acquisition of subsidiary	$ 154.5			154.5				154.5
Share capital issued upon acquisition of subsidiary (in shares)	3,976,434
Shares capital issued on exercise of options	$ 3.7	(3.7)
Shares capital issued on exercise of options (in shares)	450,000
Share capital issued on exercise and settlement of RSUs	$ 19.4	(19.4)
Share capital issued on exercise and settlement of RSUs (in shares)	731,290
Shares capital issued on TEU conversion (in shares)	297
Share-based payments		55.1		55.1				55.1
Non-controlling interests measured upon acquisition of subsidiary							6.0	6.0
Cancelled shares	$ (0.2)	0.2
Cancelled shares (in shares)	(8,057)
Equity at end of period (in shares) at Dec. 31, 2022	380,211,030
Equity at end of period at Dec. 31, 2022	$ 8,640.3	$ 109.6	$ (2,843.0)	$ 6,037.2	$ (52.1)	$ 182.4	$ 6.9	$ 6,044.1